Basis of Preparation(Table)	12 Months Ended
Dec. 31, 2018
Basis Of Preparation Of Financial Statements Abstract [Abstract]
Disclosure Of Basis Of Preparation Of Financial Statements Of Functional Currency And Assets And Liabilities With Significant Risk Of Material Adjustment [Text Block]

The Group’s consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards, subsequent amendments and related interpretations (“IFRICs”) issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.4.

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2018. The adoption of these amendments did not have any significant impact on the current period or any prior period and is not likely to affect future periods, with the exception of the application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers discussed below.

•	Amendments to IAS 28 Investments in Associates and Joint Ventures

Amendments to IAS 28 clarifies that a venture capital organization or a mutual fund, and similar entities may elect, at initial recognition, to measure investments in an associate or joint venture at fair value through profit or loss separately for each associate or joint venture.

•	Amendments to IAS 40 Transfers of Investment Property

Amendments to IAS 40 clarifies that a transfer to, or from, investment property, including property under construction, can only be made if there has been a change in use that is supported by evidence. Paragraph 57 of the standard provides a list of such circumstances as examples.

•	Amendments to IFRS 2 Share-based Payment

Amendments to IFRS 2 clarifies accounting for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Also, it clarifies that the measurement approach should treat the terms and conditions of a cash-settled award in the same way as for an equity-settled award.

•	Enactment of IFRIC 22 Foreign Currency Transactions and Advance Consideration

According to the enacted interpretation, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part thereof) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the prepayment or receipt of advance consideration. In case there are multiple payments or receipts in advance, the entity should determine a date of the transaction for each payment or receipt of advance consideration.

•	IFRS 9 Financial Instruments

The Group applied IFRS 9 Financial Instruments with a date of initial application of January 1, 2018. As permitted by the transition requirements of IFRS 9, comparative periods have not been restated. The Group recognized the difference between the previous carrying amount and the carrying amount at the beginning of the annual reporting period that includes the date of initial application in the opening retained earnings of the annual reporting period that includes the date of initial application. Also, the Group applied “The Overlay Approach” under IFRS 4 at the initial application of IFRS 9. For details about impacts of the adoption of this IFRS, see Note 45.

•	IFRS 15 Revenue from Contracts with Customers

The Group has applied IFRS 15 Revenue from Contracts with Customers. As permitted by the transition requirements of IFRS 15, comparative periods have not been restated.

For details about impacts of the application of this IFRS, see Note 28 and 45.

The Group has changed the accounting policy for their annual reporting period commencing January 1, 2018.

•	Presentation of interest income arising from financial assets measured at fair value through profit or loss

The Group previously recognized interest income arising from financial assets at fair value through profit or loss as net gains (losses) on financial assets/liabilities at fair value through profit or loss in the consolidated statements of comprehensive income. From January 1, 2018, the Group changed the accounting policy, and corresponding interest income is presented as a portion of interest income in the consolidated statements of comprehensive income. The Group expects the change in accounting policy provides more relevant information.

Presentation Of Interest Income Arising From Financial Assets Measured At Fair Value Through Profit Or Loss [Text Block]

The Group does not expect the change in accounting policy to have an impact on the consolidated statements of financial position, and total comprehensive income. The results and impact of the change on the consolidated statement of comprehensive income for the year ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Increase in interest income	￦	313,077	￦	536,605	￦	748,360
Decrease in net gains (losses) on financial assets/liabilities at fair value through profit or loss		—		—		(748,360)
Decrease in net gains (losses) on financial assets/liabilities at fair value through profit or loss (under IAS 39)		(313,077)		(536,605)		—